Schedule of Share-based Compensation, Non-vested Stock Options, Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 1	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 2	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 3	10,375,000
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 4	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 5	(5,187,500)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 6	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 7	5,187,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 8	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 9	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 10	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 11	(62,500)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 12	(2,562,500)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 13	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 14	2,562,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 15	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 16	51,216
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 17	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 18	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 19	125,000
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 20	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 21	(62,500)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 22	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 23	62,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 24	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 25	7,359,399
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 26	0.011
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 27	(7,390,649)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 28	0.011
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 29	31,250
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 30	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 31	$ 84,780